Initial Public Offering (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 02, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 02, 2023
Initial Public Offering [Line Items]
Gross proceeds (in Dollars)				$ 78,750,000
Exercise price (in Dollars per share)					$ 1
Sold price (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 78,750,000
Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)			$ 0.01
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Gross proceeds (in Dollars)		$ 78,750,000	$ 78,750,000
Exercise price (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of units	7,875,000	7,875,000
Sold price (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 78,750,000
Sale of units	7,875,000
Shares sold			7,875,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Sold price (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units	375,000
Gross proceeds (in Dollars)	$ 78,750,000
Sale of units	375,000